Earnings per share (Tables)	12 Months Ended
Mar. 31, 2018
Earnings per share [abstract]
Earnings per share

	March 31, 2018 R’000	March 31, 2017 R’000	March 31, 2016 R’000

Reconciliation of adjusted earnings
Profit attributable to owners of the parent	181,134	121,458	182,989
Net foreign exchange losses/(gains)	5,073	(1,476)	(144,038)
Income tax effect on the above component(1)	(29,403)	(15,307)	48,647
Adjusted earnings attributable to owners of the parent	156,804	104,675	87,598

(1)	The income tax effect is mainly influenced by the Group’s internal loan structures (note 28).

	March 31, 2018 R’000	March 31, 2017 R’000	March 31, 2016 R’000

Diluted adjusted earnings attributable to owners of the parent	156,804	104,675	87,598
Diluted adjusted weighted average number of ordinary shares in issue (000s)	573,981	631,819	783,414
Diluted adjusted earnings per share (R)	0.27	0.17	0.11

	March 31, 2018 R’000	March 31, 2017 R’000	March 31, 2016 R’000

Headline earnings attributable to owners of the parent	182,186	123,442	187,731
Weighted average number of ordinary shares in issue (000s)	561,088	629,626	775,139
Basic headline earnings per share (R)	0.32	0.20	0.24

	March 31, 2018 R’000	March 31, 2017 R’000	March 31, 2016 R’000

Profit attributable to owners of the parent	181,134	121,458	182,989
Weighted average number of ordinary shares in issue (000s)	561,088	629,626	775,139
Basic earnings per share (R)	0.32	0.19	0.24

	March 31, 2018 R’000	March 31, 2017 R’000	March 31, 2016 R’000

Reconciliation of headline earnings
Profit attributable to owners of the parent	181,134	121,458	182,989
(Profit)/loss on disposal of property, plant and equipment and intangible assets (note 31.2)	(1,264)	262	208
Impairment of intangible assets (notes 5, 7 and 31.2)	2,687	3,166	2,871
Impairment/(reversal of impairment) of property, plant and equipment (notes 5, 6 and 31.2)	9	(791)	1,905
Non-controlling interest effects of adjustments	—	8	(244)
Income tax effect on the above components	(380)	(661)	2
Headline earnings attributable to owners of the parent	182,186	123,442	187,731

	March 31, 2018 R’000	March 31, 2017 R’000	March 31, 2016 R’000

Diluted profit attributable to owners of the parent	181,134	121,458	182,989

Weighted average number of ordinary shares in issue (000s)	561,088	629,626	775,139
Adjusted for:
— potentially dilutive effect of share appreciation rights	7,230	—	—
— potentially dilutive effect of share options	5,663	2,193	8,275
Diluted weighted average number of ordinary shares in issue (000s)	573,981	631,819	783,414
Diluted earnings per share (R)	0.32	0.19	0.23

	March 31, 2018 R’000	March 31, 2017 R’000	March 31, 2016 R’000

Adjusted earnings attributable to owners of the parent	156,804	104,675	87,598
Weighted average number of ordinary shares in issue (000s)	561,088	629,626	775,139
Basic adjusted earnings per share (R)	0.28	0.17	0.11

	March 31, 2018 R’000	March 31, 2017 R’000	March 31, 2016 R’000

Diluted headline earnings attributable to owners of the parent	182,186	123,442	187,731
Diluted weighted average number of ordinary shares in issue (000s)	573,981	631,819	783,414
Diluted headline earnings per share (R)	0.32	0.20	0.24